PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for Short-Term U.S. Government Securities, which covers the six-month reporting period from December 1, 1997, through May 31, 1998. The report contains commentary by the portfolio manager, followed by a complete listing of the trust's investments on the last day of the reporting period, and the financial statements.

This money market mutual fund pursues daily income, along with the additional advantages of daily liquidity and stability of principal,* through a portfolio composed of U.S. Treasury and government agency obligations and repurchase agreements backed by these obligations.

Dividends paid to shareholders over the reporting period totaled $0.05 per share, which amounted to a six-month total return of 5.28%. The trust's seven-day net yield, as of May 31, 1998, was 5.15%.** At the end of the reporting period, the trust's net assets stood at $680.2 million.

Thank you for selecting Trust for Short-Term U.S. Government Securities as a daily cash investment. We welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
July 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will do so. An investment in the trust is not insured or guaranteed by the U.S. government.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

INVESTMENT REVIEW

Trust for Short-Term U.S. Government Securities is invested in direct U.S. Treasury and U.S. government agency obligations and in repurchase agreements which have these securities as collateral. The trust continues to invest in issues of the Student Loan Marketing Association, Federal Farm Credit Bank System, and Federal Home Loan Bank System, and maintains a small Treasury position for liquidity purposes.

The Federal Reserve Board (the "Fed") kept monetary policy on hold over the six-month reporting period ended May 31, 1998, with the federal funds target rate at 5.50%. It has now been over a year since the last change in policy, a 25 basis point tightening in late March 1997. The reporting period was characterized by robust economic growth, however, and had the crisis in the Asian economies not surfaced, the Fed might well have been inclined to tighten policy to ward off inflationary pressures. Gross Domestic Product grew at over 3.00%, fueled by lower long-term interest rates and solid consumer spending. Although inflation remained benign over the reporting period, tight labor market conditions kept the Fed watchful.

Continued improvement in the federal budget deficit, dropping to its lowest level in more than two decades, led to a reduction in overall Treasury security issuance. This reduction in supply was most evident in the Treasury bill sector, which traded well below the federal funds target rate over the reporting period. Yields on short U.S. government agency securities better reflected underlying economic fundamentals. The one-year agency discount note yield opened the reporting period at 5.90%, and dropped to 5.30% by in early February as the Asian economic crisis intensified. As domestic growth continued strong and the overseas situation seemingly stabilized, the yield on the one-year agency security rebounded to 5.60% by the middle of the second quarter of 1998, and then traded within a fairly narrow range for the remainder of the reporting period.

The trust remained targeted in a 35- to 45-day average maturity target range throughout the reporting period, and moved its positioning within that range according to the relative value opportunities offered in the market. This stance represents a neutral positioning for the trust. The trust's portfolio continues to be barbelled in structure, combining attractive yields from repurchase agreements collateralized by U.S. Treasury and government agency securities with short-term agency floating rate notes and Treasury and agency securities with longer maturities of six to twelve months. This portfolio structure continues to provide a competitive yield. Over the reporting period, the trust reduced its holdings of Treasury securities in favor of fixed-rate agency securities, due to the relatively attractive spreads available in that sector. The trust will likely maintain its current neutral position in the near future, as concerns over the impact that the Asian crisis will have on the domestic economy is likely to keep the Fed on the sidelines for the time being.

                          PORTFOLIO OF INVESTMENTS
              TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
                          MAY 31, 1998 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                                           VALUE
 GOVERNMENT AGENCIES--38.6%
 $           7,871,000 (a)Federal Farm Credit System Discount Notes, 5.170%,         $    7,652,840
                       12/11/1998
            18,000,000 (b)Federal Farm Credit System Floating Rate Notes, 5.456% -       17,984,905
                       5.459%, 6/1/1998
            11,000,000 Federal Farm Credit System, 5.500% - 5.700%, 9/2/1998 -           10,991,786
                       4/1/1999
            92,000,000 (a)Federal Home Loan Bank System Discount Notes, 5.290% -         90,816,469
                       5.520%, 6/2/1998 - 11/12/1998
            70,000,000 (b)Federal Home Loan Bank System Floating Rate Notes, 5.418%      69,971,427
                       - 5.650%, 6/1/1998 - 6/23/1998
            38,300,000 Federal Home Loan Bank System, 5.500% - 5.820%, 6/16/1998 -       38,293,311
                       5/5/1999
             9,000,000 (b)Student Loan Marketing Association Floating Rate Notes,         8,998,223
                       5.655%, 6/2/1998
            17,855,000 Student Loan Marketing Association, 5.400% - 5.830%,              17,854,793
                       10/29/1998 - 3/11/1999
                           TOTAL GOVERNMENT AGENCIES                                    262,563,754
 U.S. TREASURY--0.3%
             2,000,000 U.S. Treasury Notes, 5.875%, 1/31/1999                             2,004,173
 (C)REPURCHASE AGREEMENTS--65.7%
            30,000,000 ABN AMRO Chicago Corp., 5.590%, dated 5/29/1998, due              30,000,000
                       6/1/1998
            18,000,000 (e)(d)Deutsche Bank Government Securities, Inc., 5.490%,          18,000,000
                       dated 5/28/1998, due 6/30/1998
            14,800,000 Deutsche Bank Government Securities, Inc., 5.570%, dated          14,800,000
                       5/29/1998, due 6/1/1998
            30,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.570%,          30,000,000
                       dated 5/29/1998, due 6/1/1998
            20,000,000 First Union Capital Markets, 5.580%, dated 5/29/1998, due         20,000,000
                       6/1/1998
           125,000,000 Fuji Government Securities, Inc., 5.570%, dated 5/29/1998,       125,000,000
                       due 6/1/1998
            27,000,000 (d)Goldman Sachs Group, LP, 5.490%, dated 5/18/1998, due          27,000,000
                       6/9/1998
            25,000,000 Harris Government Security, Inc., 5.580%, dated 5/29/1998,        25,000,000
                       due 6/1/1998
            27,000,000 (d)Merrill Lynch, Pierce, Fenner and Smith, 5.500%, dated         27,000,000
                       5/8/1998, due 8/10/1998
            25,000,000 PaineWebber Group, Inc., 5.570%, dated 5/29/1998, due             25,000,000
                       6/1/1998
            30,000,000 Societe Generale Securities Corp., 5.570%, dated 5/29/1998,       30,000,000
                       due 6/1/1998
            20,000,000 Toronto Dominion Securities (USA) Inc., 5.570%, dated             20,000,000
                       5/29/1998, due 6/1/1998

 TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (C)REPURCHASE AGREEMENTS--CONTINUED
 $          25,000,000 UBS Securities, Inc., 5.570%, dated 5/29/1998, due 6/1/1998   $   25,000,000
            30,000,000 Westdeutsche Landesbank Girozentrale, 5.570%, dated               30,000,000
                       5/29/1998, due 6/1/1998
                           TOTAL REPURCHASE AGREEMENTS                                  446,800,000
                           TOTAL INVESTMENTS (AT AMORTIZED COST)(F)                   $ 711,367,927

(a) Rates noted reflect the effective yield.

(b) Denotes variable rate securities which show current rate and next demand date.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Represents a forward commitment for the delayed delivery of securities, which will settle and be collateralized on June 30, 1998. The fair value of the foward commitment approximates the contract amount at May 31, 1998. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in security prices.

(f) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($680,158,721) at May 31, 1998.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
              TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
                          MAY 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                  $ 446,800,000
 Investments in securities                                               264,567,927
 Total investments in securities, at amortized cost and value                         $ 711,367,927
 Cash                                                                                        95,362
 Income receivable                                                                        1,633,687
   Total assets                                                                         713,096,976
 LIABILITIES:
 Payable for investments purchased                                       29,975,085
 Income distribution payable                                              2,859,634
 Accrued expenses                                                           103,536
   Total liabilities                                                                     32,938,255
 NET ASSETS for 680,158,721 shares outstanding                                          680,158,721
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $680,158,721 / 680,158,721 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
              TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
                  SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 18,378,631
 EXPENSES:
 Investment advisory fee                                                $   1,309,518
 Administrative personnel and services fee                                    246,844
 Custodian fees                                                                16,373
 Transfer and dividend disbursing agent fees and                               13,405
 expenses
 Directors'/Trustees' fees                                                     14,014
 Auditing fees                                                                  8,554
 Legal fees                                                                     3,276
 Portfolio accounting fees                                                     53,376
 Shareholder services fee                                                     818,449
 Share registration costs                                                       9,646
 Printing and postage                                                           5,460
 Insurance premiums                                                             2,912
 Taxes                                                                          4,550
 Miscellaneous                                                                    910
   Total expenses                                                           2,507,287
 Waivers --
   Waiver of investment advisory fee                      $ (365,125)
   Waiver of shareholder services fee                       (654,759)
     Total waivers                                                         (1,019,884)
       Net expenses                                                                       1,487,403
         Net investment income                                                         $ 16,891,228

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
               TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

                                                                 SIX MONTHS
                                                                   ENDED
                                                                 (UNAUDITED)          YEAR ENDED
                                                                   MAY 31,           NOVEMBER 30,
                                                                    1998                  1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     16,891,228   $      36,426,778
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                           (16,891,228)        (36,426,778)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     1,144,981,351       2,804,629,799
 Net asset value of shares issued to shareholders in payment          1,821,823           5,562,130
 of distributions declared
 Cost of shares redeemed                                         (1,142,632,220)     (2,978,312,468)
   Change in net assets resulting from share transactions             4,170,954        (168,120,539)
     Change in net assets                                             4,170,954        (168,120,539)
 NET ASSETS:
 Beginning of period                                                675,987,767         844,108,306
 End of period                                                 $    680,158,721   $     675,987,767

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS
               TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                         ENDED
                                      (UNAUDITED)
                                         MAY 31,                YEAR ENDED NOVEMBER 30,
                                          1998      1997     1996       1995       1994      1993
NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                   0.05      0.05      0.05      0.06       0.04       0.03
LESS DISTRIBUTIONS
  Distributions from net
  investment income                      (0.05)    (0.05)    (0.05)    (0.06)     (0.04)     (0.03)
NET ASSET VALUE, END OF PERIOD          $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(A)                           5.28%     5.20%     5.09%     5.63%      3.70%      2.87%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                0.45%*    0.45%     0.45%     0.45%      0.45%      0.45%
  Net investment income                   5.16%*    5.07%     4.98%     5.47%      3.55%      2.82%
SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                       $680,159  $675,988  $844,108  $952,757 $1,184,269 $1,730,402

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                    TRUST FOR SHORT-TERM U.S. GOVERNMENT
                          MAY 31, 1998 (UNAUDITED)

ORGANIZATION

Trust for Short-Term U.S. Government Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust's use of the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1998, capital paid-in aggregated $680,158,721. Transactions in shares were as follows:

                                                  SIX MONTHS
                                                     ENDED         YEAR ENDED
                                                    MAY 31,       NOVEMBER 30,
                                                     1998              1997
 Shares sold                                      1,144,981,351   2,804,629,799
 Shares issued to shareholders in payment of
 distributions declared                               1,821,823       5,562,130
 Shares redeemed                                 (1,142,632,220) (2,978,312,468)
   Net change resulting from share transactions       4,170,954   (168,120,539)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

                                  TRUSTEES

                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                             James E. Dowd, Esq.
                           Lawrence D. Ellis, M.D.
                        Edward L. Flaherty, Jr., Esq.
                               Peter E. Madden
                      John E. Murray, Jr., J.D., S.J.D
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Matthew S. Hardin
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Trust for Short-Term U.S. Government Securities

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
MAY 31, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 898331103
8063001 (7/98)

[Graphic]